Land-Use Rights, Net (Tables)	6 Months Ended
Jun. 30, 2025
Land-Use Rights, Net [Abstract]
Schedule of Land-Use Rights, Net

Land-use rights, net, consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Land-use rights	$2,363,538	$2,319,598
Less: accumulated amortization	(216,658)	(189,434)
Land-use rights, net	$2,146,880	$2,130,164

Schedule of Estimated Future Amortization Expenses

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2025	$46,690
Fiscal year 2026	46,690
Fiscal year 2027	46,690
Fiscal year 2028	46,690
Fiscal year 2029	46,690
Thereafter	1,913,430
Total	$2,146,880